Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0	$ 0
Common shares, authorized	Unlimited	Unlimited
Common shares, issued (in Shares)	5,339,436	2,002,186
Common shares, outstanding (in Shares)	5,339,436	2,002,186